SMALLCAP WORLD FUND, INC.
333 South Hope Street
Los Angeles, California 90071
Telephone  (213) 486-9200

CHAD L. NORTON
Secretary

May 17, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: SMALLCAP WORLD FUND, INC.
    FILE NOS.  33-32785 AND 811-5888

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on May 14, 2002 of the Registrant's Post-Effective Amendment No. 23 under the Act and Amendment No. 26 under the Investment Company Act of 1940.

Sincerely,
Chad L. Norton
Attachment

cc: Linda Stirling